Development Costs - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Development cost	118,000	$ 1,229,000	1,185,000